SHAREHOLDERS' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' DEFICIENCY
Schedule of composition of ordinary share capital

	December 31, 2020		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of no-par value *)	72,423,360	40,433,578	72,423,360	40,528,913
*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.

Summary of the status of options and changes

Employees	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
	of options	price	value	life (years)
Outstanding at beginning of year	4,062,408	$3.40	$944,820	7.78
Granted	1,321,211	$9.81
Exercised	(4,809)	$4.42
Forfeited and cancelled	(53,238)	$5.16

Outstanding at end of year	5,325,572	$4.97	$17,854,046	7.42
Exercisable options	3,233,657	$3.23	$14,184,527	6.56

Service Providers	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
	of options	price	value	life (years)
Outstanding at beginning of year	662,006	$2.79	$313,200	6.91
Granted	140,667	$9.79
Exercised	(81,476)	$1.10
Forfeited and cancelled	—

Outstanding at end of year	721,197	$4.34	$2,695,213	6.61
Exercisable options	580,745	$3.05	$2,649,873	5.89

Summary of the status of RSUs and changes

A summary of the status of RSUs under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

Number of RSU
Outstanding at beginning of year	—
Granted	1,036,850
Forfeited and cancelled	(5,600)
Outstanding on December 31, 2021	1,031,250

Schedule equity-based compensation expense related

	Year ended December 31,
	2019	2020	2021
Research and development	$380	$372	$654
Marketing expenses	18	20	7
General and administrative	148	204	151
Total share-based compensation expense	$546	$596	$812